Related-Party Transactions	12 Months Ended
Dec. 31, 2013
Related-Party Transactions [Abstract]
Related Party Transactions

18. Related-Party Transactions

Prior to our May 2013 private placement, the Company transacted with entities that were controlled by the same individuals who control the Company and are Co-CEOs of the Company.  Transactions between entities under common control for land inventory are recorded at the carrying basis of the related party.

In December 2012, the members contributed land consisting of 49 finished lots, 26 partially finished lots, and certain utility deposits, which had a carrying basis to the related party of $1.3 million.

During 2012, we paid $8.1 million for land previously owned by entities under common control.  We recorded the land at the carrying basis of the entity under common control of $2.7 million.  The difference between the purchase amount and the carrying basis of the entity under common control was reflected as a distribution.

During 2012, the Company distributed its membership interests in Waterside at Highland Park, LLC to its members in the form of a non-cash distribution of $3.7 million.  The assets of Waterside at Highland Park, LLC consisted of 76 partially improved townhome lots and related common area.  During 2013, the members contributed their membership interests in Waterside at Highland Park, LLC back to the Company.

In 2013, prior to the private placement, the Company purchased 92 unfinished lots and 82 finished lots for $4.8 million from a related party under common control.  The lots had a carrying basis to the related party of $1.0 million.  The difference of $3.8 million is reflected as a distribution on our consolidated statement of stockholder’s equity and members’ capital.  In 2013 in connection with the private placement, the Company purchased 699 unfinished lots and 335 finished lots for $34.0 million, from a related party that was not under common control.  These lots were originally purchased by the related party between 2005 and 2012 for approximately $9.8 million.  As the purchase was from an entity that was not under common control, we recorded the land at the purchase price, which was determined by management based on valuations obtained from third parties.

During the years ended December 31, 2013 and 2012, we delivered homes for which the land was originally purchased from entities under common control.  Recording the lots at the carrying basis of the entities under common control as opposed to the purchase price benefitted gross margins by $4.3 million and $3.3 million for the years ended December 31, 2013 and 2012, respectively.  As of December 31, 2013 and 2012, lots with a carrying basis, before development costs, of $2.1 million, and $4.4 million, respectively, which were purchased from or contributed by entities under common control, were included in inventories on our consolidated balance sheet.

The Company previously guaranteed the repayment of a loan of Regency, a related party through common ownership.  Regency is a real estate developer of multi-family apartment complexes.  The loan had a maximum principal balance of $22.2 million, with an original maturity of November 30, 2013.  The loan was secured by certain deeds of trust of land and improvements under development owned by Regency at Ridgegate, LLC.  The loan was repaid in full and the guaranty was cancelled during the third quarter of 2013.  At December 31, 2012, the outstanding balance on the loan was $11.4 million, and Regency had total assets and total liabilities of $21.6 million and $11.4 million, respectively.

Prior to September 30, 2012, the Company had a 22% joint venture ownership interest in Regency.  During the third quarter of 2012, the Company exchanged all of its ownership interest in Regency for 26 finished lots with an entity under common control.  The lots received were recorded at the related party’s carrying basis.  The carrying value of the investment at the date of transfer was $2.3 million.  The difference of $1.7 million was recognized as a non-cash distribution.

During the years ended December 31, 2013 and 2012, the Company paid management fees of $0.2 million and $0.6 million, respectively, which are included in selling, general and administrative on the consolidated statement of operations.  The management agreement was terminated during the second quarter of 2013.